Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory Capital Levels and Related Ratios

Mid Penn maintained the following regulatory capital levels, leverage ratios, and risk-based capital ratios as of December 31, 2016, and December 31, 2015, as follows:

	Capital Adequacy
	Actual		Minimum Capital Required		To Be Well-Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
Corporation
As of December 31, 2016
Tier 1 Capital (to Average Assets)	$70,431	6.8%	$41,595	4.0%	$	N/A	N/A
Common Equity Tier 1 Capital (to Risk Weighted Assets)	70,431	9.1%	34,807	4.5%		N/A	N/A
Tier 1 Capital (to Risk Weighted Assets)	70,431	9.1%	46,409	6.0%		N/A	N/A
Total Capital (to Risk Weighted Assets)	85,148	11.0%	61,879	8.0%		N/A	N/A

Bank
As of December 31, 2016
Tier 1 Capital (to Average Assets)	$77,026	7.4%	$41,568	4.0%		$51,960	5.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	77,026	10.0%	34,781	4.5%		50,239	6.5%
Tier 1 Capital (to Risk Weighted Assets)	77,026	10.0%	46,374	6.0%		61,832	8.0%
Total Capital (to Risk Weighted Assets)	84,329	10.9%	61,832	8.0%		77,291	10.0%

Corporation
As of December 31, 2015
Tier 1 Capital (to Average Assets)	$64,089	7.3%	$35,098	4.0%	$	N/A	N/A
Common Equity Tier 1 Capital (to Risk Weighted Assets)	64,089	9.1%	31,731	4.5%		N/A	N/A
Tier 1 Capital (to Risk Weighted Assets)	64,089	9.1%	42,308	6.0%		N/A	N/A
Total Capital (to Risk Weighted Assets)	77,852	11.0%	56,410	8.0%		N/A	N/A

Bank
As of December 31, 2015
Tier 1 Capital (to Average Assets)	$70,351	7.8%	$36,245	4.0%		$45,306	5.0%
Common Equity Tier 1 Capital (to Risk Weighted Assets)	70,351	10.0%	31,698	4.5%		45,786	6.5%
Tier 1 Capital (to Risk Weighted Assets)	70,351	10.0%	42,264	6.0%		56,352	8.0%
Total Capital (to Risk Weighted Assets)	76,614	10.9%	56,352	8.0%		70,440	10.0%